Annual Total Returns - FidelityAdvisorSeriesEquityGrowthFund-PRO - FidelityAdvisorSeriesEquityGrowthFund-PRO - Fidelity Advisor Series Equity Growth Fund	Jan. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2014
Fidelity Advisor Series Equity Growth Fund
Bar Chart Table:
Annual Return 2015	7.13%
Annual Return 2016	0.75%
Annual Return 2017	36.70%
Annual Return 2018	0.07%
Annual Return 2019	35.15%
Annual Return 2020	44.99%
Annual Return 2021	23.86%
Annual Return 2022	(23.63%)
Annual Return 2023	37.14%